Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.2%)
U.S. Government Securities (1.2%)
[1,2,3]	United States Treasury Note/Bond	3.750%	8/15/2027	70,907	70,815
	United States Treasury Note/Bond	3.875%	7/15/2028	75,000	74,971
	United States Treasury Note/Bond	3.625%	8/15/2028	35,000	34,796
Total U.S. Government and Agency Obligations (Cost $181,013)					180,582
Asset-Backed/Commercial Mortgage-Backed Securities (29.9%)
[4,5]	Affirm Asset Securitization Trust Class A Series 2025-X2	4.450%	10/15/2030	5,682	5,686
[4,5]	Affirm Asset Securitization Trust Class B Series 2025-X2	4.560%	10/15/2030	2,450	2,453
[4,5]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	1,960	1,962
[4,5]	Affirm Master Trust Class A Series 2026-1A	4.370%	2/15/2034	26,310	26,181
[4,5]	Affirm Master Trust Class B Series 2026-1A	4.570%	2/15/2034	2,380	2,370
[4,5]	Affirm Master Trust Class C Series 2026-1A	4.720%	2/15/2034	6,320	6,292
[4,5]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	2,530	2,517
[4,5]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	5,830	5,838
[4,5]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	2,190	2,194
[5]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	4,607	4,628
[5]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	9,247	9,286
[5]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	7,226	7,230
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	1,154	1,169
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	2,497	2,514
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	10,782	10,797
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-B	4.305%	9/15/2033	12,225	12,224
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	1,516	1,537
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	1,787	1,798
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	3,625	3,629
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-B	4.501%	9/15/2033	6,065	6,056
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	3,351	3,399
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	3,604	3,627
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	5,165	5,177
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	6,192	6,187
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	417	423
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	933	938
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	2,424	2,425
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	2,324	2,322
[4,5]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	16,200	16,167
[4,5]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	4,340	4,346
[4,5]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	6,240	6,274
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	472	472
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	15,186	15,257
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	16,574	16,668
[4,5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2025-1	4.120%	5/20/2030	25,850	25,778
[4,5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2026-1	4.150%	11/18/2032	29,930	29,822
[4,5]	AmeriCredit Automobile Receivables Trust Class B Series 2025-1	4.210%	10/18/2030	6,000	5,966
[4,5]	AmeriCredit Automobile Receivables Trust Class B Series 2026-1	4.280%	11/18/2032	10,780	10,728
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	2,225	2,236
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	2,338	2,347
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	2,220	2,232
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	5,809	5,817
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	10,671	10,704
[4,5]	ARI Fleet Lease Trust Class A2 Series 2026-A	3.960%	11/15/2034	7,070	7,045
[4,5]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	12,630	12,683
[4,5]	AutoNation Finance Trust Class A3 Series 2026-1A	4.030%	8/12/2030	15,590	15,534
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	8,650	8,689
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	1,390	1,394
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.825%	10/20/2036	2,900	2,897
[4,5]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	5,003	5,030
[4,5]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	6,067	6,107
[4,5,6]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	3,960	3,958
[4,5,6]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	2,480	2,481
[4,5,6]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	3,320	3,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	3,740	3,755
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	4,140	4,039
[5]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	2,915	2,918
[5]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	16,900	16,959
[5]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	14,800	14,826
[5]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	15,040	15,098
[4,5]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	6,122	6,163
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	15,640	15,683
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-4	4.240%	10/15/2029	38,300	38,308
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-1	4.040%	12/17/2029	12,910	12,884
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-2	4.270%	1/15/2030	16,200	16,196
[5]	Bridgecrest Lending Auto Securitization Trust Class B Series 2025-4	4.300%	8/15/2031	5,270	5,259
[5]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-1	4.250%	11/17/2031	3,640	3,623
[5]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-2	4.560%	2/17/2032	4,780	4,776
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	5,760	5,776
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	3,740	3,746
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-1	4.440%	11/17/2031	7,820	7,751
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	4,220	4,213
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	3,300	3,322
[4,5,6]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.739%	8/16/2029	16,520	16,493
[4,5,6]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.796%	5/16/2030	24,250	24,251
[5]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/2027	1,920	1,921
[5]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	5,696	5,712
[5]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	17,590	17,639
[5]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	2,450	2,465
[5]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	9,061	9,092
[4,5]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	1,095	1,105
[4,5]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	8,552	8,609
[4,5]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	4,817	4,832
[4,5]	CCG Receivables Trust Class A2 Series 2025-2	4.140%	8/15/2034	37,960	37,949
[4,5]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	24,795	24,863
[4,5]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	2,203	2,209
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	829	829
[4,5]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	6,181	6,210
[4,5]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	18,360	18,381
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/2035	1,695	1,696
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	3,549	3,574
[4,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	4,259	4,307
[4,5,6]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	3,440	3,436
[5]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	1,575	1,530
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	2,956	2,965
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	5,436	5,459
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	10,606	10,646
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	13,772	13,827
[4,5]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	9,010	9,051
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/2029	4,623	4,628
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	2,440	2,452
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	3,120	3,130
[4,5]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	5,810	5,838
[4,5]	Dell Equipment Finance Trust Class A3 Series 2025-2	4.120%	3/24/2031	9,310	9,291
[4,5]	Dell Equipment Finance Trust Class A3 Series 2026-1A	4.320%	12/22/2031	7,890	7,882
[4,5]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	550	555
[4,5]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	2,480	2,473
[4,5]	Dell Equipment Finance Trust Class C Series 2026-1A	4.800%	12/22/2031	610	609
[4,5]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	3,100	3,084
[4,5]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	1,410	1,412
[4,5]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	4,808	4,819
[4,5]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	7,930	8,006
[4,5]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	702	704
[4,5]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	9,613	9,641
[4,5]	DLLMT LLC Class A2 Series 2026-1A	4.030%	7/20/2028	6,710	6,702
[4,5]	DLLMT LLC Class A3 Series 2026-1A	4.200%	12/20/2029	3,470	3,461
[4,5]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	3,434	3,444
[5]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	8,939	8,944
[5]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	58,140	58,316
[5]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	17,740	17,739
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	6,207	6,226
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	12,860	12,885
[5]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	21,100	21,215
[5]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	4,800	4,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	17,080	16,991
[4,5,6]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	1,150	1,150
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	1,420	1,425
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	4,245	4,283
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	2,643	2,657
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/2026	636	637
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	1,217	1,219
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	3,745	3,753
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	4,288	4,300
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	15,958	16,000
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	13,461	13,498
[4,5]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	13,720	13,758
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	3,540	3,568
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,110	3,125
[5]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	8,120	8,135
[5]	Exeter Automobile Receivables Trust Class A3 Series 2025-5A	4.240%	11/15/2029	12,830	12,831
[5]	Exeter Automobile Receivables Trust Class A3 Series 2026-1A	4.030%	3/15/2030	15,780	15,733
[5]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	6,660	6,635
[5]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	3,430	3,405
[5]	Exeter Automobile Receivables Trust Class B Series 2026-2A	4.660%	1/15/2031	3,440	3,446
[5]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	4,830	4,819
[5]	Exeter Automobile Receivables Trust Class C Series 2026-1A	4.400%	5/17/2032	8,660	8,556
[5]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	7,280	7,281
[5]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-3	4.180%	12/16/2030	11,840	11,819
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	4,438	4,442
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	5,890	5,893
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	7,677	7,689
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	4.662%	5/25/2045	3,892	3,897
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	6,752	6,757
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	7,551	7,558
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.362%	7/25/2043	1,145	1,148
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.712%	1/25/2044	5,028	5,028
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.762%	2/25/2044	839	839
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	2,373	2,376
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	4,599	4,624
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.645%	7/25/2045	7,889	7,905
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R01, SOFR30A + 0.850%	4.512%	1/25/2046	12,319	12,316
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R03, SOFR30A + 1.100%	4.740%	4/25/2046	10,450	10,473
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.612%	9/25/2043	2,447	2,452
[4,5]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	10,900	10,962
[4,5]	FCCU Auto Receivables Trust Class A3 Series 2026-1A	4.010%	4/15/2031	1,880	1,862
[4,5,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	10,104	10,114
[5]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	16,146	16,249
[4,5]	First Investors Auto Owner Trust Class A3 Series 2025-1A	4.250%	7/15/2030	18,600	18,593
[4,5]	First Investors Auto Owner Trust Class A3 Series 2026-1	4.500%	5/15/2031	19,660	19,649
[4,5]	First Investors Auto Owner Trust Class B Series 2025-1A	4.390%	1/15/2031	4,210	4,192
[5]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	15,020	15,083
[5]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/2027	1,231	1,231
[5]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	6,820	6,863
[5]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	15,950	15,965
[5]	Ford Credit Auto Lease Trust Class A4 Series 2026-A	4.080%	2/15/2030	11,070	11,006
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	8,430	8,444
[5]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	6,470	6,516
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	2,890	2,911
[5]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	3,250	3,262
[5]	Ford Credit Auto Lease Trust Class B Series 2026-A	4.200%	2/15/2030	4,080	4,054
[4,5]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	22,720	22,669
[5]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	2,083	2,087
[5]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	4,925	4,949
[5]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	5,800	5,848
[4,5]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	17,157	17,155
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/2028	45,918	45,935
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	22,925	23,181
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.512%	11/25/2043	2,572	2,587
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	7,292	7,324
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	2,732	2,737
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	4,218	4,232
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	1,891	1,893
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	5,816	5,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA4, SOFR30A + 0.900%	4.562%	10/25/2045	8,509	8,512
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	4,299	4,304
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	5,207	5,211
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	4.862%	5/25/2044	7,884	7,886
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	1,492	1,493
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	4.862%	8/25/2044	2,674	2,676
[4,5]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	6,360	6,374
[4,5]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-4A	4.290%	7/16/2029	14,560	14,559
[4,5]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-1A	3.970%	11/15/2029	12,450	12,400
[4,5,8]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-2A	4.330%	11/15/2029	8,680	8,679
[4,5]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	7,620	7,640
[4,5]	GLS Auto Receivables Issuer Trust Class B Series 2025-4A	4.530%	4/15/2030	12,560	12,564
[4,5]	GLS Auto Receivables Issuer Trust Class B Series 2026-1A	4.220%	8/17/2030	10,920	10,845
[4,5,8]	GLS Auto Receivables Issuer Trust Class B Series 2026-2A	4.630%	9/16/2030	8,580	8,579
[4,5]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2025-4A	4.170%	2/18/2031	21,123	21,079
[4,5]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-1A	4.050%	2/17/2032	12,800	12,755
[4,5]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-2A	4.460%	6/15/2032	15,141	15,152
[4,5]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	12,907	12,913
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	31,560	31,701
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	26,220	26,335
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	9,730	9,775
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	5,820	5,826
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	4,340	4,366
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	5,720	5,753
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	11,110	11,102
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14,370	14,401
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	9,560	9,626
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	7,860	7,881
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	7,200	7,245
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	9,120	9,186
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	3,180	3,182
[5]	GM Financial Automobile Leasing Trust Class B Series 2026-1	4.120%	1/22/2030	2,090	2,076
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,610	5,647
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	4,110	4,106
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	1,776	1,786
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	5,256	5,277
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	51,130	50,605
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	7,080	7,011
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	39,617	39,743
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	52,310	52,706
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	35,050	35,196
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/2028	4,000	4,007
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	6,204	6,226
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	4,550	4,582
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	3,110	3,123
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	3,160	3,171
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	47,940	47,543
[4,5,6]	Goldentree Loan Management U.S. CLO 9 Ltd. Class AR2 Series 2021-9A, TSFR3M + 1.230%	4.905%	4/20/2037	7,850	7,843
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	3,152	3,159
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	5,867	5,879
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-2	4.220%	5/15/2028	18,600	18,628
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	13,686	13,811
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	23,250	23,376
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	668	669
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	3,054	3,062
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	5,710	5,738
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	4,546	4,584
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	10,520	10,582
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	17,921	18,062
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	5,615	5,627
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/2031	226	226
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	3,631	3,644
[4,5]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	19,580	19,644
[4,5]	HPEFS Equipment Trust Class A3 Series 2025-2A	4.030%	11/22/2032	19,500	19,447
[4,5]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	3,955	3,959
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,350	3,371
[4,5]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	1,780	1,778
[4,5]	HPEFS Equipment Trust Class B Series 2025-2A	4.210%	11/22/2032	1,970	1,954
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	5,560	5,576
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	2,460	2,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,570	4,581
[4,5]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	2,450	2,425
[4,5]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	10,464	10,536
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	3,308	3,352
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	4,574	4,606
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	11,306	11,339
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	18,430	18,442
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	14,068	13,988
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/2027	907	907
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	6,457	6,472
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	12,220	12,284
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	38,580	38,680
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	2,700	2,713
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	6,030	6,075
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	6,760	6,793
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	25,500	25,549
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2026-A	4.010%	12/17/2029	7,500	7,444
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	10,325	10,388
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	16,550	16,676
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	3,800	3,836
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	7,850	7,901
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	7,100	7,120
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2026-A	4.160%	5/15/2030	5,720	5,669
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2026-B	4.440%	8/15/2030	10,400	10,380
[5]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	3,002	3,016
[5]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	9,589	9,647
[5]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	2,897	2,904
[4,5]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	9,929	9,952
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	3,069	3,079
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	7,724	7,740
[4,5]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	17,370	17,425
[4,5]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	32,780	32,775
[4,5]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	5,930	5,921
[4,5,6]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	3,980	3,976
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	10,150	10,216
[4,5]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	7,875	7,900
[4,5,6]	Magnetite XXXI Ltd. Class A1R Series 2021-31A, TSFR3M + 1.000%	4.673%	7/15/2034	6,470	6,466
[4,5,6]	Magnetite XXXI Ltd. Class BR Series 2021-31A, TSFR3M + 1.300%	4.973%	7/15/2034	10,480	10,477
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	12,721	12,789
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	11,590	11,663
[4,5]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	2,738	2,742
[4,5]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2025-1	4.180%	9/25/2030	46,910	46,859
[4,5,6]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.940%	2/21/2061	17,192	17,159
[4,5]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	29,560	29,320
[5]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	29,930	30,135
[5]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	33,070	33,159
[5]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	3,090	3,095
[5]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	8,360	8,420
[5]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	19,290	19,293
[5]	Nissan Auto Lease Trust Class A4 Series 2026-A	3.940%	2/15/2030	11,130	11,035
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,160	3,182
[5]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	5,470	5,458
[5]	Nissan Auto Lease Trust Class B Series 2026-A	4.140%	2/15/2030	11,630	11,504
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	6,335	6,370
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	2,870	2,869
[5]	Nissan Auto Lease Trust Class C Series 2026-A	4.290%	6/17/2030	16,200	16,018
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	5,769	5,801
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	23,420	23,464
[4,5]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	13,630	13,723
[4,5,6]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	3,140	3,134
[4,5,6]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	4,000	4,001
[4,5,6]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	5,320	5,316
[4,5]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	12,686	12,687
[4,5]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	6,650	6,628
[4,5]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	8,384	8,438
[4,5]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	5,114	5,147
[4,5]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	17,743	17,940
[4,5]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	2,380	2,397
[4,5,6]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	4.339%	7/15/2029	36,420	36,459
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	1,999	2,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	2,617	2,633
[4,5]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	5,640	5,656
[4,5]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	11,590	11,657
[4,5]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	11,470	11,478
[4,5]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	3,540	3,547
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	990	992
[4,5]	RCKTL Class A Series 2025-2A	4.480%	11/27/2034	10,701	10,714
[4,5]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	1,690	1,686
[4,5,6]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.640%	12/20/2030	4,750	4,763
[4,5]	RKTL Trust Class A Series 2026-1A	4.070%	2/26/2035	21,993	21,977
[4,5]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	3,010	2,988
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	470	477
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	608	611
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	1,113	1,125
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	2,055	2,077
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	829	833
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2025-A	4.484%	1/16/2034	4,600	4,592
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	835	844
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	1,450	1,465
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	1,322	1,329
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2025-A	4.661%	1/16/2034	4,510	4,504
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	1,713	1,736
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	1,760	1,777
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	1,703	1,714
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	2,980	2,969
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/2028	89	89
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	3,551	3,556
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	2,863	2,869
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	22,783	22,822
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	22,760	22,836
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	19,680	19,718
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	12,050	12,050
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	16,250	16,163
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	4,135	4,146
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	8,740	8,811
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	10,940	10,966
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	18,920	19,016
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	11,890	11,911
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-4	4.270%	1/15/2032	6,750	6,725
[5]	Santander Drive Auto Receivables Trust Class B Series 2026-1	4.070%	4/15/2032	14,560	14,400
[5]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	26,400	26,584
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	7,249	7,264
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	3,497	3,502
[4,5]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	10,420	10,453
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	4,770	4,775
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	5,810	5,843
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	6,580	6,598
[4,5]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	4,970	5,000
[4,5]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	1,739	1,743
[4,5]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	5,011	5,022
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,290	2,296
[4,5]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	9,401	9,420
[4,5]	SCCU Auto Receivables Trust Class A2 Series 2026-1A	4.180%	8/15/2029	14,370	14,365
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	3,848	3,866
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	9,594	9,636
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	10,980	11,003
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2026-1A	4.360%	8/15/2031	5,220	5,207
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	1,272	1,280
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	8,207	8,255
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2026-A	4.284%	3/25/2033	13,015	12,963
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	509	513
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	1,083	1,091
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2026-A	4.431%	3/25/2033	2,462	2,455
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	811	816
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	8,958	9,000
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	13,994	14,041
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	18,200	18,303
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	23,050	23,108
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-3A	4.120%	4/21/2031	12,080	12,046
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2026-1A	3.960%	7/21/2031	17,230	17,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	SoFi Consumer Loan Program LLC Class A Series 2025-4	4.240%	8/25/2035	18,645	18,651
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	9,062	9,090
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	5,527	5,535
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2026-1	4.060%	12/26/2035	27,493	27,459
[4,5]	SoFi Consumer Loan Program Trust Class B Series 2026-1	4.440%	12/26/2035	4,270	4,236
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	20,490	20,557
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	36,730	36,747
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-CA	4.110%	4/20/2029	34,100	33,963
[4,5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2026-AA	4.350%	11/20/2029	21,660	21,653
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	5,690	5,708
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	7,650	7,651
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	4,280	4,294
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	3,150	3,145
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	4,950	4,939
[4,5,6,7]	Structured Agency Credit Risk Class A1 Series 2026-DNA1, SOFR30A + 0.850%	4.512%	2/25/2046	17,649	17,644
[5]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	31,480	31,719
[5]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	25,556	25,660
[4,5]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	2,257	2,260
[4,5]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	7,508	7,559
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	1,720	1,740
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	17,910	17,903
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	4,480	4,481
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	4,580	4,586
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	6,350	6,363
[4,5]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	21,310	21,319
[4,5]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	22,480	22,627
[4,5]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	25,740	25,778
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	4,190	4,201
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	3,116	3,129
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	12,976	13,034
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	11,950	11,985
[4,5]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	32,280	32,445
[4,5]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	28,140	28,037
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/2028	2,796	2,799
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	12,370	12,387
[4,5]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	9,800	9,871
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	7,770	7,692
[4,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	13,248	13,244
[4,5]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	9,828	9,815
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	495	498
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	12,321	12,336
[4,5]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	6,078	6,107
[4,5]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	15,880	15,930
[5]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/2029	5,560	5,573
[5]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	19,770	19,788
[5]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	15,860	15,922
[5]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	8,550	8,520
[5]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	4,330	4,334
[5]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/2029	7,824	7,842
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,530	1,540
[5]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	5,940	5,960
[5]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	16,290	16,342
[5]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	25,510	25,624
[5]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	34,890	34,835
[5]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	8,860	8,909
[5]	Volkswagen Auto Lease Trust Class A4 Series 2026-A	4.210%	11/20/2030	15,510	15,456
[5]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	4,420	4,457
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	11,050	11,065
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	10,520	10,556
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	22,370	22,255
[4,5,6]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	2,910	2,907
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	1,129	1,106
[4,5]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	13,116	12,837
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	8,030	8,055
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2025-3A	4.220%	6/15/2029	23,760	23,783
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2026-1A	4.010%	7/16/2029	23,180	23,128
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2026-P1	3.920%	3/15/2030	17,220	17,099
[4,5]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	5,640	5,662
[4,5]	Westlake Automobile Receivables Trust Class B Series 2025-3A	4.280%	7/15/2031	10,210	10,191
[4,5]	Westlake Automobile Receivables Trust Class B Series 2026-1A	4.200%	5/15/2031	8,070	8,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	16,280	16,144
[4,5]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	9,160	9,078
[4,5]	Westlake Flooring Master Trust Class A Series 2025-1A	4.230%	10/15/2029	41,000	40,917
[4,5]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	4,090	4,079
[4,5]	Wheels Fleet Lease Funding LLC Class A2A Series 2026-1	4.300%	4/18/2039	12,990	12,982
[5]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	2,245	2,248
[5]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	10,096	10,131
[5]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	13,180	13,222
[5]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	6,900	6,932
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	8,240	8,309
[5]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	13,127	13,133
[5]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	9,509	9,540
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,697,032)					4,705,993
Corporate Bonds (57.5%)
Communications (2.0%)
	AT&T Inc.	2.950%	7/15/2026	5,010	4,999
	AT&T Inc.	1.650%	2/1/2028	4,468	4,266
	AT&T Inc.	4.100%	2/15/2028	46,000	45,820
	Comcast Corp.	3.550%	5/1/2028	6,749	6,650
[6,9]	NBN Co. Ltd., 3M Australian Bank Bill Rate + 0.870%	4.856%	8/28/2027	6,570	4,749
[4]	NTT Finance Corp.	4.567%	7/16/2027	82,228	82,409
[4]	NTT Finance Corp.	1.591%	4/3/2028	19,776	18,752
[4]	NTT Finance Corp.	4.620%	7/16/2028	47,431	47,592
	Rogers Communications Inc.	3.200%	3/15/2027	12,430	12,302
[9]	Telstra Group Ltd.	4.000%	4/19/2027	23,410	16,673
	T-Mobile USA Inc.	3.750%	4/15/2027	57,757	57,520
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	3,887	3,864
[9]	Vodafone Group plc	4.200%	12/13/2027	4,810	3,403
	Walt Disney Co.	3.700%	3/23/2027	847	845
					309,844
Consumer Discretionary (4.6%)
	Amazon.com Inc.	3.850%	3/13/2028	18,730	18,655
[6]	Amazon.com Inc., SOFR + 0.590%	4.247%	3/13/2029	33,000	33,087
	American Honda Finance Corp.	4.550%	7/9/2027	25,570	25,600
	American Honda Finance Corp.	4.550%	4/10/2028	2,000	2,001
[6]	American Honda Finance Corp., SOFR + 0.620%	4.278%	12/11/2026	70,000	69,956
[6]	American Honda Finance Corp., SOFR + 0.710%	4.365%	7/9/2027	37,260	37,226
[6]	American Honda Finance Corp., SOFR + 0.900%	4.560%	9/1/2028	48,000	48,027
[4]	BMW US Capital LLC	4.150%	8/11/2027	14,770	14,739
[4]	BMW US Capital LLC	4.300%	3/17/2028	15,000	14,990
[4,6]	BMW US Capital LLC, SOFR + 0.780%	4.435%	3/19/2027	24,000	24,059
	eBay Inc.	1.400%	5/10/2026	9,770	9,761
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	2,676	2,662
	General Motors Co.	6.800%	10/1/2027	4,771	4,903
	General Motors Financial Co. Inc.	1.500%	6/10/2026	16,391	16,341
	General Motors Financial Co. Inc.	5.000%	4/9/2027	11,375	11,442
	General Motors Financial Co. Inc.	5.400%	5/8/2027	11,954	12,078
	General Motors Financial Co. Inc.	5.000%	7/15/2027	1,840	1,852
[6]	General Motors Financial Co. Inc., SOFR + 1.170%	4.826%	4/4/2028	47,140	47,254
	Hyatt Hotels Corp.	5.050%	3/30/2028	6,719	6,782
	Lennar Corp.	5.000%	6/15/2027	1,165	1,169
	Marriott International Inc.	3.125%	6/15/2026	3,664	3,658
	Marriott International Inc.	4.200%	7/15/2027	17,980	17,948
	Marriott International Inc.	5.000%	10/15/2027	5,055	5,101
[4]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	37,010	37,113
[4]	Mercedes-Benz Finance North America LLC	4.125%	3/10/2028	35,820	35,655
[4]	Mercedes-Benz Finance North America LLC	4.750%	3/31/2028	27,955	28,122
[4,6]	Stellantis Financial Services US Corp., SOFR + 1.690%	5.346%	9/15/2028	36,120	36,207
[9]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	6,040	4,347
[6,9]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.900%	5.083%	9/17/2027	4,590	3,313
	Toyota Motor Credit Corp.	4.500%	5/14/2027	9,040	9,080
	Toyota Motor Credit Corp.	4.350%	10/8/2027	7,785	7,811
[6]	Toyota Motor Credit Corp., SOFR + 0.650%	4.307%	3/13/2029	33,000	32,999
[6]	Toyota Motor Credit Corp., SOFR + 0.720%	4.378%	9/5/2028	66,665	66,910
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	688
[4,6]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	4.725%	8/14/2026	40,610	40,676
					732,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Staples (2.2%)
[4]	Alimentation Couche-Tard Inc.	4.148%	9/29/2028	8,920	8,857
[9]	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	16,460	11,668
	BAT Capital Corp.	3.557%	8/15/2027	28,570	28,273
	BAT International Finance plc	4.448%	3/16/2028	23,153	23,160
[4,6]	Cargill Inc., SOFR + 0.610%	4.275%	2/11/2028	27,000	27,044
	Conagra Brands Inc.	5.300%	10/1/2026	7,847	7,871
	Constellation Brands Inc.	4.350%	5/9/2027	5,004	5,006
	Dollar General Corp.	4.125%	5/1/2028	15,999	15,898
	Kellanova	4.300%	5/15/2028	14,814	14,825
	Kraft Heinz Foods Co.	3.875%	5/15/2027	13,816	13,751
[4]	Mars Inc.	4.600%	3/1/2028	42,040	42,294
	McCormick & Co. Inc.	4.150%	2/15/2029	11,465	11,363
[4,6]	Mitsubishi Corp., SOFR + 0.700%	4.358%	9/9/2028	25,361	25,423
	Philip Morris International Inc.	4.750%	2/12/2027	7,115	7,153
	Philip Morris International Inc.	3.125%	8/17/2027	2,720	2,686
	Philip Morris International Inc.	4.375%	11/1/2027	7,838	7,856
	Philip Morris International Inc.	4.125%	4/28/2028	14,095	14,063
	Philip Morris International Inc.	3.875%	10/27/2028	1,410	1,398
[6]	Philip Morris International Inc., SOFR + 0.830%	4.498%	4/28/2028	14,520	14,578
	Tyson Foods Inc.	3.550%	6/2/2027	57,794	57,299
					340,466
Energy (1.9%)
	BP Capital Markets America Inc.	5.017%	11/17/2027	15,000	15,188
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	12,016	11,952
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	80,585	80,949
	ConocoPhillips Co.	4.400%	7/15/2027	10,000	10,017
	Empresa Nacional del Petroleo	3.750%	8/5/2026	2,874	2,858
	Enbridge Inc.	1.600%	10/4/2026	9,311	9,214
	Enbridge Inc.	5.250%	4/5/2027	6,998	7,058
	Enbridge Inc.	3.700%	7/15/2027	2,550	2,529
	Enbridge Inc.	4.200%	11/20/2028	11,078	11,008
	Energy Transfer LP	5.500%	6/1/2027	7,238	7,304
	Energy Transfer LP	4.000%	10/1/2027	16,442	16,348
	Energy Transfer LP	4.950%	5/15/2028	2,508	2,529
[4]	EQT Corp.	3.125%	5/15/2026	3,366	3,361
	EQT Corp.	3.900%	10/1/2027	3,884	3,844
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	10,798	10,527
	MPLX LP	4.250%	12/1/2027	6,660	6,643
	ONEOK Inc.	4.550%	7/15/2028	9,190	9,192
	Phillips 66	3.900%	3/15/2028	6,660	6,596
	Qatar Energy	1.375%	9/12/2026	3,320	3,288
	SA Global Sukuk Ltd.	1.602%	6/17/2026	27,012	26,889
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	13,609	13,548
[4]	Schlumberger Holdings Corp.	4.500%	5/15/2028	30,050	30,162
	Valero Energy Corp.	4.350%	6/1/2028	2,890	2,890
					293,894
Financials (30.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	59,732	59,220
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	15,560	15,847
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	2,448	2,423
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	5,357	5,365
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	4,400	4,354
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	1,991	2,002
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	10,085	10,320
	Allstate Corp.	3.280%	12/15/2026	2,890	2,874
	American Express Co.	4.009%	2/9/2029	9,861	9,794
	American Express Co.	4.351%	7/20/2029	2,104	2,100
	American Express Co.	5.282%	7/27/2029	2,710	2,759
[6]	American Express Co., SOFR + 0.810%	4.467%	7/20/2029	36,350	36,409
[6]	American Express Co., SOFR + 0.930%	4.599%	7/26/2028	40,920	41,069
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	7,697	7,586
[4]	Apollo Management Holdings LP	4.400%	5/27/2026	30,101	30,095
	Ares Capital Corp.	2.150%	7/15/2026	18,848	18,747
	Ares Capital Corp.	7.000%	1/15/2027	14,589	14,770
[4]	Athene Global Funding	5.620%	5/8/2026	90,170	90,193
[4]	Athene Global Funding	4.950%	1/7/2027	15,430	15,468
[4,6]	Athene Global Funding, SOFR + 1.000%	4.656%	9/18/2028	24,600	24,413
[4,6]	Athene Global Funding, SOFR + 1.030%	4.690%	8/27/2026	22,150	22,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Aviation Capital Group LLC	3.500%	11/1/2027	11,031	10,848
[6]	Banco Santander SA, SOFR + 1.120%	4.776%	7/15/2028	29,800	29,925
	Bank of America Corp.	4.376%	4/27/2028	15,000	14,997
	Bank of America Corp.	4.948%	7/22/2028	7,574	7,622
	Bank of America Corp.	3.419%	12/20/2028	9,430	9,276
	Bank of America Corp.	4.979%	1/24/2029	11,565	11,656
	Bank of America Corp.	5.202%	4/25/2029	23,750	24,066
[6]	Bank of America Corp., SOFR + 0.830%	4.486%	1/24/2029	29,000	29,033
	Bank of Montreal	4.062%	9/22/2028	42,000	41,816
[6]	Bank of Montreal, SOFR + 0.750%	4.405%	9/22/2028	84,000	84,037
[6]	Bank of Montreal, SOFR + 0.860%	4.529%	1/27/2029	36,666	36,721
	Bank of New York Mellon Corp.	4.441%	6/9/2028	24,670	24,722
	Bank of New York Mellon Corp.	3.992%	6/13/2028	23,783	23,718
[6]	Bank of New York Mellon Corp., SOFR + 0.830%	4.487%	7/21/2028	60,500	60,622
	Bank of Nova Scotia	4.404%	9/8/2028	8,390	8,385
[6]	Bank of Nova Scotia, SOFR + 0.730%	4.398%	2/2/2030	35,710	35,607
[6]	Bank of Nova Scotia, SOFR + 0.760%	4.416%	9/15/2028	53,716	53,735
[6]	Bank of Nova Scotia, SOFR + 0.890%	4.555%	2/14/2029	75,034	75,138
[4]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	39,600	39,745
[4]	BNP Paribas SA	3.500%	11/16/2027	3,580	3,530
[4,6]	BNP Paribas SA, SOFR + 1.430%	5.095%	5/9/2029	14,550	14,680
[4]	BPCE SA	4.750%	7/19/2027	14,250	14,323
	Brookfield Finance Inc.	3.900%	1/25/2028	8,901	8,800
	Brown & Brown Inc.	4.600%	12/23/2026	43,818	43,884
	Brown & Brown Inc.	4.700%	6/23/2028	22,267	22,329
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	81,400	81,659
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.457%	9/8/2028	39,651	39,701
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.468%	1/29/2030	48,750	48,616
	Charles Schwab Corp.	3.200%	3/2/2027	8,068	8,014
	Charles Schwab Corp.	2.450%	3/3/2027	3,750	3,700
	Charles Schwab Corp.	3.300%	4/1/2027	1,373	1,364
	Charles Schwab Corp.	6.196%	11/17/2029	6,570	6,849
	Citibank NA	4.576%	5/29/2027	14,500	14,575
	Citibank NA	4.876%	11/19/2027	24,000	24,081
	Citigroup Inc.	4.643%	5/7/2028	16,581	16,613
	Citigroup Inc.	3.520%	10/27/2028	47,353	46,699
	Citigroup Inc.	4.786%	3/4/2029	41,163	41,357
[6]	Citigroup Inc., SOFR + 0.870%	4.528%	3/4/2029	37,600	37,597
	Citizens Bank NA/Providence RI	4.192%	1/29/2029	44,540	44,222
[6,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.307%	8/20/2031	23,900	17,235
[6,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.237%	4/14/2032	5,670	4,124
[4,6]	Commonwealth Bank of Australia, SOFR + 0.640%	4.291%	3/14/2028	22,371	22,447
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	9,665	9,682
	Corebridge Financial Inc.	3.650%	4/5/2027	52,604	52,278
[4]	Corebridge Global Funding	5.350%	6/24/2026	37,130	37,184
[4]	Corebridge Global Funding	5.900%	9/19/2028	7,938	8,181
[4,6]	Corebridge Global Funding, SOFR + 0.750%	4.405%	1/7/2028	16,000	15,988
[4]	Credit Agricole SA	4.631%	9/11/2028	14,956	14,961
[4,6]	Credit Agricole SA, SOFR + 1.130%	4.785%	1/9/2029	22,610	22,710
[4]	Danske Bank A/S	4.662%	3/27/2029	26,940	26,972
	Equifax Inc.	5.100%	12/15/2027	4,843	4,886
	Equifax Inc.	5.100%	6/1/2028	8,190	8,279
[4]	Equitable America Global Funding	3.950%	9/15/2027	12,278	12,170
[4,6]	Equitable America Global Funding, SOFR + 0.710%	4.366%	9/15/2027	25,278	25,267
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	1,192	1,144
[4]	Equitable Financial Life Global Funding	1.800%	3/8/2028	11,257	10,689
	Equitable Holdings Inc.	4.350%	4/20/2028	9,470	9,427
	Fidelity National Information Services Inc.	4.450%	3/10/2028	11,820	11,787
	Fifth Third Bank NA	4.967%	1/28/2028	17,200	17,247
[6]	Fifth Third Bank NA, SOFR + 0.810%	4.478%	1/28/2028	30,040	30,029
	Fiserv Inc.	2.250%	6/1/2027	4,725	4,612
[4]	GA Global Funding Trust	4.400%	9/23/2027	19,704	19,602
	GATX Corp.	3.250%	9/15/2026	19,045	18,955
	GATX Corp.	3.850%	3/30/2027	2,111	2,101
	GATX Corp.	4.550%	11/7/2028	1,220	1,221
	Global Payments Inc.	2.150%	1/15/2027	5,010	4,930
	Goldman Sachs Bank USA	5.414%	5/21/2027	25,000	25,017
	Goldman Sachs Group Inc.	1.542%	9/10/2027	51,027	50,501
	Goldman Sachs Group Inc.	4.148%	1/21/2029	71,430	70,909
	Goldman Sachs Group Inc.	4.223%	5/1/2029	8,500	8,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Goldman Sachs Group Inc., SOFR + 0.920%	4.577%	10/21/2029	25,000	25,055
	HPS Corporate Lending Fund	5.300%	6/5/2027	36,381	36,246
	HSBC Holdings plc	4.041%	3/13/2028	37,243	37,094
	HSBC Holdings plc	5.597%	5/17/2028	65,365	66,100
	HSBC Holdings plc	4.755%	6/9/2028	7,875	7,891
	HSBC Holdings plc	2.013%	9/22/2028	8,985	8,681
	HSBC Holdings plc	7.390%	11/3/2028	7,000	7,282
	HSBC Holdings plc	5.130%	11/19/2028	13,000	13,105
[6]	HSBC Holdings plc, SOFR + 1.030%	4.691%	3/3/2029	25,560	25,634
[6]	HSBC Holdings plc, SOFR + 1.040%	4.705%	11/19/2028	21,600	21,684
	Huntington National Bank	4.871%	4/12/2028	45,848	46,004
[6]	Huntington National Bank, SOFR + 0.720%	4.376%	4/12/2028	75,000	74,924
	ING Groep NV	3.950%	3/29/2027	25,518	25,476
	ING Groep NV	4.017%	3/28/2028	25,360	25,256
	Intercontinental Exchange Inc.	3.625%	9/1/2028	6,585	6,487
	Jefferies Financial Group Inc.	4.300%	2/11/2027	50,600	50,490
	Jefferies Financial Group Inc.	5.875%	7/21/2028	3,249	3,320
	JPMorgan Chase & Co.	1.470%	9/22/2027	15,000	14,833
	JPMorgan Chase & Co.	2.947%	2/24/2028	7,570	7,484
[6]	JPMorgan Chase & Co., SOFR + 0.800%	4.456%	1/24/2029	29,520	29,545
[6]	JPMorgan Chase & Co., SOFR + 0.860%	4.516%	10/22/2028	28,564	28,644
[6]	JPMorgan Chase & Co., SOFR + 0.930%	4.586%	7/22/2028	56,000	56,170
	Lloyds Banking Group plc	5.462%	1/5/2028	26,794	26,969
	Lloyds Banking Group plc	4.375%	3/22/2028	6,582	6,575
	Lloyds Banking Group plc	3.574%	11/7/2028	7,280	7,188
	Lloyds Banking Group plc	4.241%	2/10/2030	37,800	37,438
[6]	Lloyds Banking Group plc, SOFR + 0.770%	4.435%	2/10/2030	40,000	39,833
[6]	Lloyds Banking Group plc, SOFR + 1.060%	4.722%	11/26/2028	68,743	68,965
[4]	LSEGA Financing plc	2.000%	4/6/2028	25,810	24,632
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	44,619	44,733
[6]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.365%	11/8/2027	18,520	18,535
[4]	Met Tower Global Funding	4.800%	1/14/2028	9,720	9,789
[4]	Metropolitan Life Global Funding I	4.250%	4/13/2028	13,200	13,183
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	40,000	39,885
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	7,665	7,714
	Morgan Stanley	5.164%	4/20/2029	12,000	12,131
	Morgan Stanley Bank NA	5.504%	5/26/2028	14,060	14,216
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,694	4,738
[6]	Morgan Stanley Bank NA, SOFR + 0.900%	4.556%	1/12/2029	38,130	38,237
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	44,450	44,435
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	6,000	5,978
[6]	Morgan Stanley Private Bank NA, SOFR + 0.770%	4.437%	2/8/2030	40,000	39,731
[6]	Morgan Stanley, SOFR + 0.800%	4.456%	1/9/2030	35,000	34,814
	National Bank of Canada	4.950%	2/1/2028	55,450	55,711
	National Bank of Canada	4.166%	1/20/2029	42,500	42,290
[4,6]	NatWest Markets plc, SOFR + 0.800%	4.465%	11/6/2028	17,750	17,761
[4]	New York Life Global Funding	4.400%	4/25/2028	3,976	3,984
	Nomura Holdings Inc.	1.653%	7/14/2026	2,210	2,198
	Nomura Holdings Inc.	2.329%	1/22/2027	23,443	23,103
	Nomura Holdings Inc.	5.594%	7/2/2027	8,986	9,086
	Nomura Holdings Inc.	5.386%	7/6/2027	4,700	4,743
	Nomura Holdings Inc.	6.070%	7/12/2028	5,440	5,602
	Nomura Holdings Inc.	2.172%	7/14/2028	7,110	6,752
[6]	PayPal Holdings Inc., SOFR + 0.670%	4.328%	3/6/2028	21,000	21,009
[4]	Penske Truck Leasing Co Lp / PTL Finance Corp.	5.550%	5/1/2028	3,280	3,332
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/2026	10,365	10,332
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	2,275	2,261
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	5,010	5,034
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	5,519	5,617
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	3,384	3,439
	PNC Bank NA	4.429%	7/21/2028	31,380	31,388
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,000	1,010
	PNC Financial Services Group Inc.	4.075%	1/26/2029	50,060	49,789
[4]	Principal Life Global Funding II	4.800%	1/9/2028	4,310	4,336
[4]	Principal Life Global Funding II	5.500%	6/28/2028	1,664	1,694
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	4,600	4,554
	Royal Bank of Canada	4.715%	3/27/2028	7,000	7,023
	Royal Bank of Canada	3.995%	11/3/2028	19,500	19,373
[6]	Royal Bank of Canada, SOFR + 0.790%	4.446%	7/23/2027	7,550	7,557
[6]	Royal Bank of Canada, SOFR + 0.830%	4.486%	1/24/2029	41,228	41,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Royal Bank of Canada, SOFR + 0.860%	4.517%	10/18/2028	55,000	55,063
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	4,565	4,529
[4,6]	Skandinaviska Enskilda Banken AB, SOFR + 0.680%	4.337%	3/12/2029	26,400	26,414
[4]	Societe Generale SA	5.250%	2/19/2027	22,200	22,340
[4,6]	Societe Generale SA, SOFR + 1.096%	4.752%	4/12/2030	32,000	32,024
[4,6]	Standard Chartered plc, SOFR + 1.240%	4.897%	1/21/2029	15,020	15,112
	State Street Corp.	4.543%	4/24/2028	9,130	9,155
[6]	State Street Corp., SOFR + 0.640%	4.296%	10/22/2027	19,500	19,533
	Suci Second Investment Co.	4.375%	9/10/2027	35,713	35,653
	Sumisho Air Lease Corp.	5.300%	6/25/2026	26,000	26,017
	Sumisho Air Lease Corp.	2.200%	1/15/2027	30,684	30,188
	Sumisho Air Lease Corp.	3.625%	12/1/2027	4,847	4,773
	Sumisho Air Lease Corp.	4.625%	10/1/2028	2,050	2,045
[6]	Sumitomo Mitsui Financial Group Inc., SOFR + 0.760%	4.409%	1/15/2029	21,000	20,950
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.710%	4.364%	3/5/2029	33,400	33,419
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%	4.403%	9/11/2028	25,360	25,424
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	4.634%	9/10/2027	36,860	37,078
[4]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	33,550	33,387
	Toronto-Dominion Bank	4.568%	12/17/2026	28,087	28,165
[6]	Toronto-Dominion Bank, SOFR + 0.750%	4.406%	10/13/2028	26,000	26,026
[6]	Toronto-Dominion Bank, SOFR + 0.820%	4.488%	1/31/2028	33,636	33,753
	Truist Bank	4.420%	7/24/2028	72,140	72,088
	Truist Bank	4.144%	1/27/2029	45,430	45,216
	Truist Bank	4.136%	10/23/2029	17,000	16,833
	Truist Financial Corp.	6.047%	6/8/2027	28,162	28,204
	UBS AG	4.864%	1/10/2028	55,770	55,975
	UBS AG / Stamford CT	4.302%	3/16/2029	17,960	17,946
[4]	UBS Group AG	3.869%	1/12/2029	18,971	18,760
[4,6]	UBS Group AG, SOFR + 0.840%	4.495%	12/23/2029	72,139	72,029
[4,6]	UBS Group AG, SOFR + 0.840%	4.505%	4/10/2030	23,000	22,947
	US Bancorp	6.787%	10/26/2027	49,923	50,502
	US Bank NA	4.730%	5/15/2028	37,537	37,663
[6]	US Bank NA, SOFR + 0.690%	4.346%	10/22/2027	36,000	36,032
	Voya Financial Inc.	3.650%	6/15/2026	9,402	9,393
	Wells Fargo & Co.	3.196%	6/17/2027	18,500	18,468
	Wells Fargo & Co.	4.900%	1/24/2028	45,850	46,012
	Wells Fargo & Co.	3.526%	3/24/2028	6,562	6,512
[6]	Wells Fargo & Co., SOFR + 0.740%	4.396%	1/23/2030	55,260	54,939
[6]	Wells Fargo & Co., SOFR + 0.880%	4.536%	9/15/2029	48,409	48,471
					4,857,644
Health Care (2.5%)
	Abbott Laboratories	3.700%	3/9/2029	55,095	54,349
	AbbVie Inc.	2.950%	11/21/2026	17,356	17,251
[6]	AbbVie Inc., SOFR + 0.480%	4.139%	3/3/2028	26,665	26,684
	Baxter International Inc.	1.915%	2/1/2027	6,443	6,317
	Becton Dickinson & Co.	3.700%	6/6/2027	5,002	4,967
	Becton Dickinson & Co.	4.693%	2/13/2028	7,980	8,009
	Cencora Inc.	3.450%	12/15/2027	5,605	5,520
	Cigna Group	4.375%	10/15/2028	7,682	7,679
	CVS Health Corp.	2.875%	6/1/2026	41,620	41,563
	Elevance Health Inc.	4.500%	10/30/2026	17,700	17,714
	Elevance Health Inc.	3.650%	12/1/2027	13,716	13,569
	Elevance Health Inc.	4.101%	3/1/2028	12,196	12,131
	Elevance Health Inc.	4.000%	9/15/2028	38,485	38,158
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,306
	HCA Inc.	5.250%	6/15/2026	10,000	10,007
	HCA Inc.	4.500%	2/15/2027	23,907	23,908
	HCA Inc.	5.200%	6/1/2028	13,062	13,240
[6]	HCA Inc., SOFR + 0.870%	4.530%	3/1/2028	13,200	13,239
[4]	Highmark Inc.	1.450%	5/10/2026	7,300	7,290
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	9,990	10,118
	UnitedHealth Group Inc.	3.700%	5/15/2027	4,822	4,805
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	37,500	37,641
					391,465
Industrials (3.1%)
[4]	BAE Systems plc	5.000%	3/26/2027	14,828	14,929
	Boeing Co.	2.700%	2/1/2027	19,462	19,234
	Boeing Co.	5.040%	5/1/2027	34,806	35,005
	Boeing Co.	6.259%	5/1/2027	3,890	3,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.250%	2/1/2028	30,000	29,423
	Boeing Co.	3.250%	3/1/2028	16,111	15,781
[9]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/2026	4,160	2,986
	CNH Industrial Capital LLC	4.500%	10/8/2027	17,331	17,343
	CNH Industrial Capital LLC	4.750%	3/21/2028	21,724	21,829
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	14,925	14,990
[4]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	9,677	9,749
	Eaton Corp.	3.950%	3/6/2029	6,910	6,840
[4]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	6,550	6,470
[4]	Honeywell Aerospace Inc.	3.900%	3/16/2028	22,000	21,835
[4,6]	Honeywell Aerospace Inc., SOFR + 0.630%	4.287%	3/16/2029	26,400	26,303
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	26,139	25,727
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	15,507	14,709
	Ingersoll Rand Inc.	5.197%	6/15/2027	28,270	28,502
[6]	John Deere Capital Corp., SOFR + 0.550%	4.208%	3/9/2029	19,800	19,769
[9]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	22,710	16,108
[9]	Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	6,570	4,506
	Northrop Grumman Corp.	3.200%	2/1/2027	15,400	15,296
[9]	Qantas Airways Ltd.	4.750%	10/12/2026	13,180	9,465
	RTX Corp.	3.500%	3/15/2027	16,633	16,546
	RTX Corp.	3.125%	5/4/2027	51,539	51,006
	Southwest Airlines Co.	5.125%	6/15/2027	19,296	19,382
	Southwest Airlines Co.	4.375%	11/15/2028	15,429	15,311
[9]	WSO Finance Pty Ltd.	4.500%	3/31/2027	10,970	7,848
[6,9]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.337%	7/14/2026	2,280	1,643
					492,492
Materials (1.4%)
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	2,605	2,570
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	20,914	20,726
	Ecolab Inc.	2.700%	11/1/2026	10,770	10,697
[4]	Glencore Funding LLC	4.000%	3/27/2027	32,343	32,271
[4]	Glencore Funding LLC	3.875%	10/27/2027	25,063	24,867
[4,6]	Glencore Funding LLC, SOFR + 0.750%	4.407%	10/1/2026	25,000	25,013
	Nutrien Ltd.	4.000%	12/15/2026	10,636	10,615
	Nutrien Ltd.	4.500%	3/12/2027	23,580	23,642
	Owens Corning	5.500%	6/15/2027	6,655	6,734
[6]	Rio Tinto Finance USA plc, SOFR + 0.840%	4.496%	3/14/2028	26,030	26,145
	Sherwin-Williams Co.	4.550%	3/1/2028	7,657	7,679
	Sonoco Products Co.	4.450%	9/1/2026	16,485	16,488
	Sonoco Products Co.	2.250%	2/1/2027	8,269	8,142
					215,589
Real Estate (2.9%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	22,631	22,547
	American Homes 4 Rent LP	4.250%	2/15/2028	10,855	10,789
	American Tower Corp.	3.375%	10/15/2026	7,254	7,225
	American Tower Corp.	2.750%	1/15/2027	8,541	8,449
	American Tower Corp.	3.550%	7/15/2027	2,256	2,234
	American Tower Corp.	3.600%	1/15/2028	10,802	10,650
	American Tower Corp.	1.500%	1/31/2028	35,435	33,703
	American Tower Corp.	5.500%	3/15/2028	5,000	5,089
	Boston Properties LP	6.750%	12/1/2027	2,220	2,292
	Brixmor Operating Partnership LP	4.125%	6/15/2026	20,632	20,616
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,949	5,712
	Camden Property Trust	5.850%	11/3/2026	1,875	1,888
	Crown Castle Inc.	3.650%	9/1/2027	8,071	7,982
	Crown Castle Inc.	5.000%	1/11/2028	5,341	5,381
	Crown Castle Inc.	4.800%	9/1/2028	16,201	16,280
	CubeSmart LP	3.125%	9/1/2026	9,592	9,541
	Digital Realty Trust LP	3.700%	8/15/2027	19,129	18,947
	Digital Realty Trust LP	5.550%	1/15/2028	36,570	37,201
	Digital Realty Trust LP	4.450%	7/15/2028	41,298	41,233
	DOC DR LLC	4.300%	3/15/2027	4,096	4,093
	DOC DR LLC	3.950%	1/15/2028	11,209	11,099
	ERP Operating LP	2.850%	11/1/2026	3,346	3,325
	Essex Portfolio LP	1.700%	3/1/2028	13,320	12,661
	Extra Space Storage LP	3.500%	7/1/2026	23,369	23,335
	Extra Space Storage LP	3.875%	12/15/2027	17,991	17,829
	Extra Space Storage LP	5.700%	4/1/2028	3,876	3,956
	Healthpeak OP LLC	1.350%	2/1/2027	7,857	7,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kite Realty Group LP	4.000%	10/1/2026	5,036	5,022
	Mid-America Apartments LP	3.600%	6/1/2027	11,119	11,045
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	5,816	5,819
	Prologis LP	3.250%	10/1/2026	3,750	3,736
	Realty Income Corp.	4.450%	9/15/2026	3,750	3,750
	Realty Income Corp.	4.125%	10/15/2026	7,609	7,608
	Realty Income Corp.	2.100%	3/15/2028	26,291	25,225
	Realty Income Corp.	4.700%	12/15/2028	4,614	4,646
	Simon Property Group LP	3.250%	11/30/2026	5,874	5,847
	Tanger Properties LP	3.875%	7/15/2027	10,000	9,920
	Ventas Realty LP	3.250%	10/15/2026	3,330	3,313
	Weyerhaeuser Co.	4.750%	5/15/2026	9,740	9,741
	WP Carey Inc.	4.250%	10/1/2026	14,567	14,553
					461,970
Technology (3.0%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	21,005	20,772
	Broadcom Inc.	3.459%	9/15/2026	3,993	3,982
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	26,334	26,491
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	58,002	58,070
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,251
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,264	6,259
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	7,107	7,111
[6]	Hewlett Packard Enterprise Co., SOFR + 0.960%	4.617%	9/15/2028	12,000	12,016
	HP Inc.	1.450%	6/17/2026	7,350	7,322
	HP Inc.	4.750%	1/15/2028	9,193	9,233
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	2,316	2,321
	Intel Corp.	2.600%	5/19/2026	25,659	25,641
	Intel Corp.	3.750%	3/25/2027	10,777	10,736
	Intel Corp.	3.150%	5/11/2027	1,910	1,888
	Intel Corp.	3.750%	8/5/2027	22,000	21,816
	Intel Corp.	4.875%	2/10/2028	20,912	21,050
	International Business Machines Corp.	2.200%	2/9/2027	10,939	10,788
	International Business Machines Corp.	4.650%	2/10/2028	25,191	25,344
	Kyndryl Holdings Inc.	2.050%	10/15/2026	884	873
	Oracle Corp.	2.800%	4/1/2027	27,772	27,350
	Oracle Corp.	3.250%	11/15/2027	14,500	14,185
	Oracle Corp.	2.300%	3/25/2028	22,331	21,324
	Oracle Corp.	4.500%	5/6/2028	6,779	6,747
	Oracle Corp.	4.800%	8/3/2028	2,832	2,828
[6]	Oracle Corp., SOFR + 0.760%	4.428%	8/3/2028	18,760	18,446
[6]	Oracle Corp., SOFR + 1.110%	4.776%	2/4/2029	16,562	16,429
	Salesforce Inc.	4.500%	3/15/2028	33,000	33,036
	Synopsys Inc.	4.550%	4/1/2027	39,808	39,959
	Workday Inc.	3.500%	4/1/2027	17,264	17,143
					475,411
Utilities (3.0%)
[9]	AGI Finance Pty Ltd.	2.119%	6/24/2027	9,430	6,553
	Arizona Public Service Co.	2.950%	9/15/2027	4,273	4,184
[9]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	23,820	16,709
[9]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	3,940	2,802
[6]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.185%	11/18/2027	22,240	22,175
	Constellation Energy Generation LLC	3.900%	1/8/2028	45,192	44,856
	DTE Electric Co.	4.250%	5/14/2027	7,230	7,252
	DTE Energy Co.	4.950%	7/1/2027	15,163	15,259
	DTE Energy Co.	4.875%	6/1/2028	9,084	9,156
	Duke Energy Corp.	4.300%	3/15/2028	4,916	4,908
	Entergy Corp.	2.950%	9/1/2026	4,019	4,001
	Entergy Mississippi LLC	2.850%	6/1/2028	2,681	2,604
[10]	Eskom Holdings	4.314%	7/23/2027	33,855	33,419
	Evergy Inc.	4.250%	3/15/2029	3,450	3,422
[4]	Evergy Missouri West Inc.	5.150%	12/15/2027	11,051	11,137
[4]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	17,180	17,109
	ITC Holdings Corp.	3.250%	6/30/2026	25,821	25,772
[4]	ITC Holdings Corp.	4.950%	9/22/2027	9,022	9,062
	ITC Holdings Corp.	3.350%	11/15/2027	51,071	50,275
[4]	Jersey Central Power & Light Co.	4.150%	1/15/2029	11,990	11,887
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,656	3,635
	National Fuel Gas Co.	5.500%	10/1/2026	1,057	1,061
[9]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	9,980	7,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	4,931	4,896
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	11,581	11,627
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	14,710	14,778
	NiSource Inc.	3.490%	5/15/2027	2,060	2,043
	OmGrid Funding Ltd.	5.196%	5/16/2027	4,180	4,196
	Pinnacle West Capital Corp.	4.900%	5/15/2028	19,316	19,480
	PPL Capital Funding Inc.	3.100%	5/15/2026	20,555	20,543
	Public Service Co. of Colorado	4.150%	3/13/2029	4,420	4,396
	San Diego Gas & Electric Co.	2.500%	5/15/2026	24,149	24,139
	Southern California Edison Co.	4.400%	9/6/2026	9,050	9,054
[9]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	5,870	4,169
[5]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	4,839	4,852
[4]	Vistra Operations Co. LLC	5.050%	12/30/2026	4,080	4,095
[4]	Vistra Operations Co. LLC	3.700%	1/30/2027	2,260	2,246
[4]	Vistra Operations Co. LLC	4.550%	10/30/2028	3,227	3,222
	WEC Energy Group Inc.	4.750%	1/15/2028	9,990	10,049
	Wisconsin Power & Light Co.	3.050%	10/15/2027	9,719	9,545
					467,648
Total Corporate Bonds (Cost $9,028,078)					9,038,635
Sovereign Bonds (2.7%)
	Arab Republic of Egypt	7.500%	1/31/2027	8,340	8,430
	Arab Republic of Egypt	5.800%	9/30/2027	9,005	8,977
[4]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	35,437	35,559
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	21,801	21,832
	CDP Financial Inc.	1.000%	5/26/2026	12,800	12,775
[4]	CDP Financial Inc.	1.000%	5/26/2026	14,800	14,771
	Dominican Republic	5.950%	1/25/2027	17,601	17,716
[5]	Dominican Republic	8.625%	4/20/2027	1,497	1,543
	Kingdom of Morocco	2.375%	12/15/2027	5,350	5,167
	Kingdom of Saudi Arabia	3.250%	10/26/2026	12,247	12,190
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	30,633	30,277
	Province of Alberta	2.050%	8/17/2026	30,720	30,553
	Province of British Columbia	0.900%	7/20/2026	60,875	60,482
	Republic of Chile	2.750%	1/31/2027	12,945	12,800
	Republic of Guatemala	4.500%	5/3/2026	1,651	1,651
	Republic of Guatemala	4.375%	6/5/2027	8,421	8,376
[11]	Republic of Serbia	3.125%	5/15/2027	15,880	18,581
	Republic of South Africa	4.850%	9/27/2027	21,470	21,508
[11]	State of Israel	5.000%	10/30/2026	21,754	25,726
[11]	State of Israel	1.500%	1/18/2027	2,905	3,362
	Sultanate of Oman	4.750%	6/15/2026	30,136	30,129
	Sultanate of Oman	5.375%	3/8/2027	23,491	23,666
	Sultanate of Oman	6.750%	10/28/2027	15,575	16,066
Total Sovereign Bonds (Cost $420,415)					422,137
				Shares
Temporary Cash Investments (8.4%)
Money Market Fund (0.4%)
[12]	Vanguard Market Liquidity Fund	3.685%		686,981	68,691

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.0%)
United States Treasury Bill	3.667%–3.718%	4/15/2027	1,304,164	1,259,028
Total Temporary Cash Investments (Cost $1,328,174)				1,327,719
Total Investments (99.7%) (Cost $15,654,712)				15,675,066
Other Assets and Liabilities—Net (0.3%)				40,218
Net Assets (100%)				15,715,284
Cost is in $000.
1	Securities with a value of $5,585 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,586 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $470 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $4,853,153, representing 30.9% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of South Africa.
11	Face amount denominated in euro.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	3,641	754,142	(231)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(2,618)	(282,314)	5,054
AUD 3-Year Treasury Bond	June 2026	(199)	(14,810)	73
Euro-Schatz	June 2026	(173)	(21,472)	220
				5,347
				5,116

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Canadian Imperial Bank of Commerce	6/17/2026	AUD	64,794	USD	44,866	1,741	—
JPMorgan Chase Bank, N.A.	6/17/2026	AUD	13,870	USD	9,825	152	—
Toronto-Dominion Bank	6/17/2026	AUD	11,607	USD	8,339	10	—
State Street Bank & Trust Co.	6/17/2026	GBP	919	USD	1,217	34	—
BNP Paribas	6/17/2026	USD	166,778	AUD	232,665	—	(578)
State Street Bank & Trust Co.	6/17/2026	USD	22,568	AUD	32,000	—	(449)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	11,207	AUD	15,930	—	(251)
Wells Fargo Bank N.A.	6/17/2026	USD	6,721	AUD	9,385	—	(30)
Toronto-Dominion Bank	6/17/2026	USD	2,097	AUD	2,944	—	(21)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/17/2026	USD	16,454	EUR	14,212	—	(263)
Toronto-Dominion Bank	6/17/2026	USD	14,189	EUR	12,182	—	(140)
UBS AG	6/17/2026	USD	8,251	EUR	7,106	—	(107)
State Street Bank & Trust Co.	6/17/2026	USD	8,227	EUR	7,106	—	(132)
Wells Fargo Bank N.A.	6/17/2026	USD	783	GBP	579	—	(6)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	528	GBP	392	—	(6)
						1,937	(1,983)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,329 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/12/2027	N/A	2,235,000	3.688[1]	(3.650)[2]	(717)	(597)
4/10/2028	N/A	617,500	3.650[3]	(3.587)[4]	1,572	1,477
3/23/2029	N/A	150,000	3.649[3]	(3.694)[4]	(23)	(23)
3/24/2031	N/A	93,000	3.653[4]	(3.649)[3]	(254)	(255)
					578	602
1	Interest payment received/(paid) at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4	Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	180,582	—	180,582
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,705,993	—	4,705,993
Corporate Bonds	—	9,038,635	—	9,038,635
Sovereign Bonds	—	422,137	—	422,137
Temporary Cash Investments	68,691	1,259,028	—	1,327,719
Total	68,691	15,606,375	—	15,675,066
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,347	—	—	5,347
Forward Currency Contracts	—	1,937	—	1,937
Swap Contracts[1]	—	1,477	—	1,477
Total	5,347	3,414	—	8,761
Liabilities
Futures Contracts[1]	(231)	—	—	(231)
Forward Currency Contracts	—	(1,983)	—	(1,983)
Swap Contracts[1]	—	(875)	—	(875)
Total	(231)	(2,858)	—	(3,089)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.